SEGMENT INFORMATION - Revenues from External Customers (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from external customers:
Benchmark percentage of revenue for major customer		10.00%	10.00%	10.00%
Total operating revenues		$ 448,750	$ 430,604	$ 143,537
Collaborative Arrangement
Revenues from external customers:
Time and voyage charter revenues		23,359	73,931	28,327
The Cool Pool | Non-collaborative Arrangement Transactions
Revenues from external customers:
Time and voyage charter revenues	$ 43,300
The Cool Pool | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 66,691		$ 251,070	$ 106,302
Concentration risk percentage	16.00%		62.00%	91.00%
The Cool Pool | Sales Revenue, net | Customer Concentration Risk | Non-collaborative Arrangement Transactions
Revenues from external customers:
Time and voyage charter revenues	$ 66,700
Perenco and SNH | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount		$ 218,096	$ 127,625	$ 0
Concentration risk percentage		51.00%	31.00%	0.00%
Time Charter | Collaborative Arrangement
Revenues from external customers:
Total operating revenues	$ 23,400	$ 23,359	$ 73,931	$ 28,327